Entity Level Disclosures	12 Months Ended
Dec. 31, 2020
Entity Level Disclosures [Abstract]
ENTITY LEVEL DISCLOSURES

NOTE 16 - ENTITY LEVEL DISCLOSURES:

a.	Revenues by geographical area (based on the location of customers):

	Year ended on December 31,
	2020	2019	2018
	USD in thousands
USA	418	138	315
United Kingdom	41	36	24
Germany	-	28	44
Switzerland	-	-	3
South Korea	-	-	7
Italy	-	-	9
Israel	45	31	12
Other	27	40	22
	531	273	436

b.	All of the Group’s long-lived assets are located in Israel.

c.	Major customers

Set forth below is a breakdown of Company’s revenue by major customers (major customer –revenues from these customers constitute at least 10% of total revenues in a certain year):

	Year ended on December 31,
	2020	2019	2018
	USD in thousands
Customer A	383	85	134

Customer B		30	92

Customer C		40	21

Customer D		27

Customer E			9